Debt - Schedule of Notes Payable Repayment Requirements (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Notes Payable Repayment Requirements [Abstract]
2025	$ 1,985,045	$ 3,416,965
2026	876,805	1,203,521
2027	914,210	872,072
2028	954,785	909,759
2029		950,587
Thereafter	4,593,655	4,630,233
Total	$ 11,760,153	$ 11,983,137